UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: _______

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

     /s/ Adam J. Semler               New York, New York       February 14, 2008
--------------------------------    -----------------------    -----------------
         [Signature]                    [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                          --------------------

Form 13F Information Table Entry Total:             102
                                          --------------------

Form 13F Information Table Value Total:         $4,964,556        (thousands)
                                          --------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
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                                    TITLE OF                  VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
         NAME OF ISSUER             CLASS          CUSIP    (X$1000)    PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
AK STEEL HOLDING CORP               COMMON        001547108  680,580  14,718,430  SH            SOLE                 X
AMERISTAR CASINOS INC               COMMON        03070Q101   55,275   2,007,089  SH            SOLE                 X
BALLY TECHNOLOGIES INC              COMMON        05874B107      224       4,500  SH            SOLE                 X
BCE INC                             COMMON        05534B760  158,097   3,960,300  SH            SOLE                 X
BORLAND SOFTWARE CORP               COMMON        099849101   10,705   3,556,393  SH            SOLE                 X
CITIGROUP INC                       COMMON        172967101   16,284     553,124  SH            SOLE                 X
COMMSCOPE INC                       COMMON        203372107    7,382     150,000  SH            SOLE                 X
CSX CORP                            COMMON        126408103   65,970   1,500,000  SH            SOLE                 X
DAIMLERCHRYSLER A.G.                COMMON         2307389    10,758     112,500  SH            SOLE                 X
DST SYSTEMS INC                     COMMON        233326107   36,378     440,684  SH            SOLE                 X
EMC CORP-MASS                       COMMON        268648102    5,822     314,199  SH            SOLE                 X
EXXON MOBIL CORP                    COMMON        30231G102      341       3,635  SH            SOLE                 X
FIDELITY NATIONAL INFO SERVICES     COMMON        31620M106   12,930     310,894  SH            SOLE                 X
FOCUS MEDIA HOLDING- ADR            COMMON        34415V109  202,616   3,566,560  SH            SOLE                 X
FORDING CANADIAN COAL TRUST         COMMON        345425102    5,462     141,400  SH            SOLE                 X
GENERAL ELEC CO                     COMMON        369604103      249       6,729  SH            SOLE                 X
GOOGLE INC - CL A                   COMMON        38259P508   69,832     100,989  SH            SOLE                 X
HILLTOP HOLDINGS INC                COMMON        432748101    4,265     390,600  SH            SOLE                 X
HOLLY CORP PAR $0.01                COMMON        435758305   25,465     500,391  SH            SOLE                 X
J C PENNEY INC                      COMMON        708160106  167,100   3,798,595  SH            SOLE                 X
MAGUIRE PROPERTIES INC              COMMON        559775101    8,211     278,619  SH            SOLE                 X
MARTIN MARIETTA MATERIALS           COMMON        573284106  107,283     809,069  SH            SOLE                 X
MASTERCARD INC                      COMMON        57636Q104  379,134   1,761,777  SH            SOLE                 X
MGM MIRAGE                          COMMON        552953101  154,042   1,833,393  SH            SOLE                 X
MIRANT CORP                         COMMON        60467R100   21,955     563,238  SH            SOLE                 X
MORGANS HOTEL GROUP CO              COMMON        61748W108   15,394     798,448  SH            SOLE                 X
MYLAN LABORATORIES INC              COMMON        628530107   14,179   1,008,440  SH            SOLE                 X
NASDAQ 100 TR UNIT SER 1            COMMON        631100104   56,378   1,100,700  SH            SOLE                 X
NETMANAGE INC                       COMMON        641144308    3,001     500,139  SH            SOLE                 X
NII HLDGS INC                       COMMON        62913F201   64,638   1,337,697  SH            SOLE                 X
PEOPLES BANK-BRIDGEPORT CONN        COMMON        710198102  178,609  10,034,200  SH            SOLE                 X
PLAINS EXPL & PRODTN COM            COMMON        726505100   17,756     328,816  SH            SOLE                 X
QAD INC                             COMMON        74727D108   10,319   1,104,797  SH            SOLE                 X
QUALCOMM INC COM                    COMMON        747525103   31,165     792,003  SH            SOLE                 X
SHIRE PHARMACEUTICALS               COMMON        82481R106  121,450   1,761,415  SH            SOLE                 X
SUNOCO INC                          COMMON        86764P109   12,035     166,135  SH            SOLE                 X
THE DIRECTV GROUP INC               COMMON        25459L106  208,839   9,032,816  SH            SOLE                 X
TIME WARNER CABLE-A                 COMMON        88732J108      470      17,023  SH            SOLE                 X
VALERO ENERGY CORP                  COMMON        91913Y100  174,252   2,488,246  SH            SOLE                 X
W R GRACE & CO                      COMMON        38388F108    6,938     265,000  SH            SOLE                 X
WELLS FARGO & CO                    COMMON        949746101   16,671     552,190  SH            SOLE                 X
AMERICAN TOWER CORP - CL A          COMMON        029912201   60,831   1,427,965  SH            SOLE                 X
ARROWHEAD RESEARCH                  COMMON        042797100    7,595   2,009,145  SH            SOLE                 X
CLARUS CORPORATION                  COMMON        182707109    4,722     800,272  SH            SOLE                 X
GILAT SATELLITE NETWORKS LTD        COMMON        M51474118   75,473   8,121,651  SH            SOLE                 X
ICO GLOBAL COMM HLDG LTD            COMMON        44930K108   14,245   4,479,522  SH            SOLE                 X
KANSAS CITY SOUTHERN INDS INC       COMMON        485170302   65,725   1,914,514  SH            SOLE                 X
NRG ENERGY INC                      COMMON        629377508  114,280   2,636,824  SH            SOLE                 X
RCN CORP                            COMMON        749361200   79,576   5,104,313  SH            SOLE                 X
RELIANT RESOURCES INC               COMMON        75952B105    3,733     142,275  SH            SOLE                 X
ROGERS COMMUNICATIONS -CL B         COMMON        775109200   22,776     502,810  SH            SOLE                 X
SEARS HOLDING CORP                  COMMON        812350106  183,047   1,793,698  SH            SOLE                 X
SLM HLDG CORP                       COMMON        78442P106   78,630   3,904,160  SH            SOLE                 X
SUN AMERICAN BANCORP                COMMON        86664A202    4,870   1,305,700  SH            SOLE                 X
ADAMS RESPIRATORY THERA INC.        COMMON        00635P107   18,990     317,880  SH            SOLE                 X
BEA SYSTEMS INC                     COMMON        073325102   81,388   5,157,645  SH            SOLE                 X
CLEAR CHANNEL COMMUNICATIONS        COMMON        184502102   20,896     605,330  SH            SOLE                 X
COGNOS INC                          COMMON        19244C109  154,985   2,692,115  SH            SOLE                 X
HARRAHS ENTERTAINMENT INC           COMMON        413619107  196,567   2,214,835  SH            SOLE                 X
LIBERTY ACQUISITION HOL-UNIT        COMMON        53015Y206   38,150   3,500,000  SH            SOLE                 X
RIO TINTO PLC ADR                   COMMON        767204100  186,488     444,125  SH            SOLE                 X
VENTANA MEDICAL SYSTEMS             COMMON        92276H106   21,006     240,811  SH            SOLE                 X
S & P 500 INDX PUT OPT 1400.0000
01192008                            PUT OPTION    78462F953    3,650       5,000  SH    PUT     SOLE                 X
S & P 500 INDX PUT OPT 1425.0000
01192008                            PUT OPTION    78462F953   10,266       8,700  SH    PUT     SOLE                 X
S & P 500 INDX PUT OPT 1450.0000
01192008                            PUT OPTION    78462F953      925         500  SH    PUT     SOLE                 X
S & P 500 INDX PUT OPT 1475.0000
01192008                            PUT OPTION    78462F953    1,122         400  SH    PUT     SOLE                 X
S & P 500 INDX PUT OPT 1440.0000
01192008                            PUT OPTION    78462F953      775         500  SH    PUT     SOLE                 X
ISHARES RS2000 PUT OPT 73.0000
01192008                            PUT OPTION    464287955    4,293      50,500  SH    PUT     SOLE                 X
AMBAC FINANCIAL CALL OPT 25.0000
05172008                            CALL OPTION   023139908    2,495       3,514  SH    CALL    SOLE                 X
CIA VALE DO RIO DOCE CALL OPT 30
01192008                            CALL OPTION   204412909    5,700      15,000  SH    CALL    SOLE                 X
DIRECTV GROUP CALL OPT 22.5000
01192008                            CALL OPTION   25459L906    1,229      10,458  SH    CALL    SOLE                 X
DIRECTV GROUP CALL OPT 22.5000
03222008                            CALL OPTION   25459L906    1,375       6,250  SH    CALL    SOLE                 X
EASYLINK SERVICES AIR OPT 3.04
080112                              CALL OPTION   277858906    3,816     100,000  SH    CALL    SOLE                 X
HOME DEPOT INC CALL OPT 30.0000
01172009                            CALL OPTION   437076902    5,000      20,000  SH    CALL    SOLE                 X
JC PENNEY CO INC CALL OPT 45.0000
01192008                            CALL OPTION   708160906    2,742      19,312  SH    CALL    SOLE                 X
MARTIN MARIETTA CALL OPT 140.0000
01172009                            CALL OPTION   485170902   14,934       6,727  SH    CALL    SOLE                 X
MARTIN MARIETTA CALL OPT 150.0000
01172009                            CALL OPTION   485170902   11,608       6,378  SH   CALL     SOLE                 X
MBIA INC CALL OPT 20.0000 05172008  CALL OPTION   55262C900      439       1,100  SH   CALL     SOLE                 X
NII HOLDINGS INC CALL OPT 50.0000
03222008                            CALL OPTION   62913F901    4,400      10,000  SH   CALL     SOLE                 X
NORDSTROM CALL OPT 35.0000 01192008 CALL OPTION   655664900    5,130      19,000  SH   CALL     SOLE                 X
PLAINS EXPL & PROD CLL OPT 50.000
01192008                            CALL OPTION   726505900      900       2,000  SH   CALL     SOLE                 X
RELIANT ENERGY CALL OPT 17.5000
01192008                            CALL OPTION   75952B905      878         998  SH   CALL     SOLE                 X
SHIRE PHARMA ADR CALL OPT 70.0000
04192008                            CALL OPTION   82481R906    2,456       4,347  SH   CALL     SOLE                 X
SHIRE PHARMA ADR CALL OPT 72.5000
04192008                            CALL OPTION   82481R906    1,776       3,903  SH   CALL     SOLE                 X
SUNOCO INC CALL OPT 60.0000
01192008                            CALL OPTION   86764P909      630         500  SH   CALL     SOLE                 X
SUNOCO INC CALL OPT 67.5000
01192008                            CALL OPTION   86764P909      280         500  SH   CALL     SOLE                 X
VALERO ENERGY CALL OPT 67.5000
01192008                            CALL OPTION   91913Y900      350       1,000  SH   CALL     SOLE                 X
VULCAN MATERIALS CLL OPT 100.0000
01172009                            CALL OPTION   929160909   10,963      15,661  SH   CALL     SOLE                 X
CITIGROUP INC PUT OPT 30.0000
01192008                            PUT OPTION    172967951    1,639      11,000  SH   PUT      SOLE                 X
COUNTRYWIDE FIN PUT OPT 12.5000
04192008                            PUT OPTION    222372954    2,193       5,100  SH   PUT      SOLE                 X
INDYMAC BANCORP PUT OPT 12.5000
01192008                            PUT OPTION    456607950    6,550      10,000  SH   PUT      SOLE                 X
ROYAL CARRIBBEAN PUT OPT 45.0000
03222008                            PUT OPTION    V7780T953      420       1,000  SH   PUT      SOLE                 X
WELLS FARGO & CO PUT OPT 30.0000
01192008                            PUT OPTION    949746951      550       5,500  SH   PUT      SOLE                 X
ARROWHEAD WTS @ 5.04 STRIKE
01/24/2011                          WARRANTS      042797100      613   1,040,357  SH            SOLE                 X
ARROWHEAD WTS @ 7.06 STRIKE
05/21/2017                          WARRANTS      042797100      150     129,758  SH            SOLE                 X
EASYLINK SERVICES INTL @3.34 080112 WARRANTS      277858106    3,408   4,156,448  SH            SOLE                 X
MIRANT CORP @ 20.54 1/3/11          WARRANTS      60467R126      244      12,480  SH            SOLE                 X
MIRANT CORP WRT @ 21.87 1/3/11      WARRANTS      60467R118    2,253     122,372  SH            SOLE                 X
POLYMET MINING CORP WARRANTS
(@4.00)                             WARRANTS      731916102       38     404,546  SH            SOLE                 X
SUN AMERICAN BANCORP WTS 10.00
07212010                            WARRANTS      86664A111       39     650,050  SH            SOLE                 X
MYLAN INC PFD STOCK 6.50% 11/15/10
SERIES                              PFD CONV      628530206    7,114       7,000  SH            SOLE                 X
DAIMLER AG                          COMMON        D1668R123  268,790   2,768,088  SH            SOLE                 X